Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Valuation allowance	$ 0	$ 0
Estimated net operating loss	$ 472,399,000	430,131,000	$ 221,599,000
Period for cumulative ownership change	3 years
Cumulative earnings undistributed	$ 47,417,000
Taxes payable current and noncurrent	14,225,000
Unrecognized tax benefits	26,148,000	22,152,000	20,575,000
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	26,074,000
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	1,274,000
Income tax examination interest and penalty expense	69,000	(78,000)	$ (11,000)
Income tax examination total accrued interest and penalties	1,451,000	$ 1,381,000
U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forwards	69,807,000
Net operating loss carry-forwards without expiration	$ 6,943,000
Minimum
Income Taxes [Line Items]
Cumulative ownership change percentage	50.00%
Minimum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2032
Maximum | U.S. Federal
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2037